Postemployment benefit plans (Details 7) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of long-term liability:
Pensions	$ 3,219	$ 3,767	$ 5,776
Postretirement benefits other than pensions	4,017	3,361	3,946
Other postemployment benefits	69	63	73
Defined contribution	279	229	180
Liability for postemployment benefits	7,584	7,420	9,975
U.S. Pension Benefits
Summary of long-term liability:
Pensions	2,246	3,018	4,734
Non-U.S. Pension Benefits
Summary of long-term liability:
Pensions	$ 973	$ 749	$ 1,042